BOARD OF MANAGEMENT - Narrative (Details) - tier	1 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 11, 2020
Disclosure Of Related Party [Abstract]
Number of tiers in the Board of Management	1	2